Employee Benefits (Tables) - Foreign Postretirement Benefit Plan	12 Months Ended
Dec. 31, 2016
UNITED KINGDOM
Pension Costs of Plan
The plan has been closed to new entrants with effect from July 1, 2003.

Change in benefit obligation	December 31, 2016	December 31, 2015
	(in thousands)
Benefit obligation at beginning of year	$27,369	$32,875
Service cost	75	78
Interest cost	1,017	1,140
Plan participants' contributions	22	26
Expenses	8	-
Benefits paid	(104)	(1,111)
Actuarial loss/(gain)	10,057	(3,992)
Foreign currency exchange rate changes	(5,538)	(1,647)
Benefit obligation at end of year	$32,906	$27,369

Change in plan assets	December 31, 2016	December 31, 2015
	(in thousands)
Fair value of plan assets at beginning of year	$23,367	$25,409
Actual return on plan assets	5,861	277
Employer contributions	108	114
Plan participants' contributions	22	26
Benefits paid	(104)	(1,111)
Foreign currency exchange rate changes	(4,378)	(1,348)
Fair value of plan assets at end of year	$24,876	$23,367

Funded Status
Funded status	December 31, 2016	December 31, 2015
	(in thousands)
Projected benefit obligation	$(32,906)	$(27,369)
Fair value of plan assets	24,876	23,367
Funded status	$(8,030)	$(4,002)

Non-current other liabilities (note 8)	$(8,030)	$(4,002)

Components of Net Periodic Benefit Cost
The following amounts were recorded in the consolidated statement of operations as components of the net periodic benefit cost:

	December 31, 2016	December 31, 2015	December 31, 2014
	(in thousands)
Service cost	$75	$78	$91
Interest cost	1,017	1,140	1,235
Expected return on plan assets	(646)	(661)	(1,299)
Amortization of net loss	-	224	20
Expenses	8	-	359
Net periodic benefit cost	$454	$781	$406

Assumptions Used in Calculating Net Periodic Benefit Cost
The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2014, December 31, 2015 and December 31, 2016:

	December 31,	December 31,	December 31,
	2016	2015	2014
Discount rate	4.0%	3.6%	4.7%
Rate of compensation increase	3.7%	3.6%	4.0%
Expected rate of return on plan assets	3.0%	2.7%	6.1%

Accumulated other comprehensive income	December 31, 2016	December 31, 2015	December 31, 2014
	(in thousands)
Actuarial loss/(gain) - benefit obligation	$10,057	$(3,992)	$8,270
Actuarial (gain)/loss – plan assets	(5,215)	384	(4,125)
Actuarial gain recognized in net periodic benefit cost	-	(224)	(20)
Total	$4,842	$(3,832)	$4,125

Amounts Recognized in Accumulated Other Comprehensive Income Which Have Not Yet Been Recognized as Components of Net Periodic Benefit Cost
Amounts recognized in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit cost are as follows:
	December 31, 2016	December 31, 2015	December 31, 2014
	(in thousands)
Net actuarial loss	$7,123	$2,281	$6,113
Total	$7,123	$2,281	$6,113

Assumptions Used in Calculating Pension Benefit Obligations
The following assumptions were used in determining the benefit obligation at December 31, 2016 and December 31, 2015:

	December 31,	December 31,
	2016	2015
Discount rate	2.7%	4.0%
Rate of compensation increase	3.9%	3.7%

Expected Long Term Rates of Return on Different Asset Classes	The expected long term rates of return on different asset classes are as follows:
Asset Category	Expected long-term return per annum
Corporate Bonds	2.7%
Gilts	1.9%

Actual Plan Asset Allocations	The underlying asset split of the fund is shown below.
Asset Category	December 31, 2016	December 31, 2015
Corporate Bonds	25%	26%
Gilts	75%	74%
	100%	100%

Annual Benefit Payments which Reflect Expected Future Service	The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.
(in thousands)
2017	64
2018	65
2019	68
2020	70
2021	73
Years 2022 - 2026	$362

SWITZERLAND
Pension Costs of Plan
The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement.

Change in benefit obligation	December 31, 2016	December 31, 2015
	(in thousands)
Benefit obligation at beginning of year	8,537	8,884
Service cost	352	618
Interest cost	82	159
Plan participants' contributions	150	-
Settlement	(909)	-
Prior service cost	(88)	-
Transferred balances/(benefits paid)	53	(1,146)
Actuarial (gain)/ loss	(1,157)	81
Foreign currency exchange rate changes	(92)	(59)
Benefit obligation at end of year	6,928	8,537

Change in plan assets
Fair value of plan assets at beginning of year	5,350	7,061
Expected return on plan assets	48	93
Actual return on plan assets	1,233	(1,075)
Scheme contributions	195	194
Plan participants' contributions	150	216
Transferred balances/(benefits paid)	53	(1,146)
Settlement	(909)	-
Foreign currency exchange rate changes	(114)	7
Fair value of plan assets at end of year	6,006	5,350

Funded Status
Funded status	December 31, 2016	December 31, 2015
	(in thousands)
Projected benefit obligation	$(6,928)	$(8,537)
Fair value of plan assets	6,006	5,350
Funded status	(922)	(3,187)

Non-current other liabilities (note 8)	$(922)	$(3,187)

Components of Net Periodic Benefit Cost
	December 31, 2016	December 31, 2015
	(in thousands)
Service cost	$352	$402
Interest cost	82	159
Expected return on plan assets	(48)	(119)
Amortization of net loss	22	-
Amortization of prior service credit	(8)	-
Settlement	(136)	-
Curtailment loss	-	18
Net periodic benefit cost	$264	$460

Assumptions Used in Calculating Net Periodic Benefit Cost
The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2016 and December 31, 2015:

	December 31,	December 31,
	2016	2015
Discount rate	0.95%	1.35%
Rate of compensation increase	2.0%	2.0%
Expected rate of return on plan assets	0.95%	1.35%

Accumulated other comprehensive income	December 31, 2016	December 31, 2015
Actuarial (gain)/loss - benefit obligation	$(1,157)	$81
Actuarial (gain)/loss – plan assets	(1,233)	1,075
Prior service credit/(cost) recognized in net periodic benefit cost	136	(17)
Actuarial loss recognized in net periodic benefit cost	(22)	-
Amortization of net prior service credit	8	-
Net prior service credit occurring during the year	(89)	-
Total	$(2,357)	$1,139

Amounts Recognized in Accumulated Other Comprehensive Income Which Have Not Yet Been Recognized as Components of Net Periodic Benefit Cost
Amounts recognized in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit cost are as follows:

	December 31, 2016	December 31, 2015
	(in thousands)
Net actuarial (gain)/loss	$(1,218)	$1,139
Total	$(1,218)	$1,139

Assumptions Used in Calculating Pension Benefit Obligations
The following assumptions were used in determining the benefit obligation at December 31, 2016 and December 31, 2015:

	December 31,	December 31,
	2016	2015
Discount rate	0.75%	0.95%
Rate of compensation increase	2.0%	2.0%

Actual Plan Asset Allocations
The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)

2017	305
2018	306
2019	685
2020	251
2021	249
Years 2022 - 2026	$1,676

Fair Value, Inputs, Level 1 | UNITED KINGDOM
Plan Asset Fair Value Measurements
Plan Asset Fair Value Measurements

	Quoted Prices in Active Markets for Identical Assets Level 1 (in thousands)
	December 31, 2016	December 31, 2015
Cash	$16	$3
Fixed Income Securities
Legal and General Active Corporate Bond – Over 10 Year	6,095	6,256
Legal and General Gilt Funds	6,725	6,528
Legal and General Index Linked Gilt Funds	12,040	10,580
	$24,876	$23,367